Commitments and Contingencies	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 8 — Commitments and contingencies

Manufacturing Commitment

On June 28, 2022, Eureka and the Company entered into the License Agreement under which Eureka granted to the Company a license under certain intellectual property controlled by Eureka for exploitation by the Company in the Company’s territory under the License Agreement (the “Licensed Territory”). Eureka will be solely responsible for the manufacture and supply of clinical quantities of the licensed products and final filled and finished (including packaged) drug product form of the licensed products for development and commercialization purposes in the field both in the Licensed Territory and elsewhere. Refer to Note 9.

Equity Financing Commitment

On April 20, 2023, UPTD entered into a Common Stock purchase agreement (as amended on April 26, 2023 and from time to time, the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion. Pursuant to the Common Stock Purchase Agreement, following the Closing, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $50 million in aggregate gross purchase price of newly issued shares of Common Stock of the Company, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement, including, among others, the initial and any subsequent registration statement for the Equity Line Shares being declared effective by the SEC and remaining effective during the term of the Common Stock Purchase Agreement. In addition, under Nasdaq listing rules, the Company is not permitted to issue any Equity Line Shares under the Common Stock Purchase Agreement if such issuance would equal 20% or more of the Company’s outstanding common stock without obtaining majority approval by our stockholders, which had not been obtained as of the date hereof. On December 28, 2023, the Company’s registration statement on Form S-1 related to the Equity Line Shares was declared effective by the SEC. As of December 31, 2024, 70,000 Equity Line Shares have been issued to White Lion pursuant to the Common Stock Purchase Agreement for an aggregate consideration of $79,491.

On December 5, 2024, the Company entered into Amendment No. 2 (the “Amendment”) to the Common Stock Purchase Agreement dated April 20, 2023, as previously amended on April 26, 2023 (the “Purchase Agreement”), with White Lion. pursuant to which the Company may sell and issue up to $50 million of its common stock to White Lion from time to time, subject to certain terms and conditions.

The Amendment extends the term of the Purchase Agreement from December 30, 2024 to December 30, 2025. Additionally, the Amendment adds a new “Rapid Purchase” mechanism allowing for expedited settlement of share purchases compared to the standard purchase process under the original agreement. Under this new mechanism, the Company may deliver Rapid Purchase Notices to White Lion by 11:00 a.m. New York time on any business day when the Company’s common stock is not trading on an over-the-counter market, with concurrent delivery of the subject shares via DWAC to White Lion’s brokerage account. The purchase price for Rapid Purchases will be the lowest traded price of the Company’s common stock on the Rapid Purchase Notice date, with White Lion required to wire payment by 5:00 p.m. New York time on the following business day.

For Rapid Purchases, the maximum number of shares the Company can require White Lion to purchase is limited to the lesser of (i) 20% of the average daily trading volume or (ii) the investment limit divided by the highest closing price over the previous five business days, though White Lion may waive these limitations. Each Rapid Purchase remains subject to the $1,000,000 maximum purchase amount applicable to regular purchases under the Purchase Agreement.

Registration Rights

The holders of 312,200 shares of Common Stock that were issued to the initial stockholders of UPTD (the “Founder Shares”) and of 1,107,500 shares of Common Stock issued to certain investors in a private placement in connection with UPTD’s initial public offering (the “Private Shares”) are entitled to registration rights pursuant to a Registration Rights Agreement, dated July 14, 2021, among UPTD, TradeUP Acquisition Sponsor LLC and certain security holders named therein. The Company assumed the obligations of UPTD under such agreement upon consummation of the Business Combination. The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company is also obligated to file a registration statement for the (i) Equity Line Shares that we may issue to White Lion pursuant to the Common Stock Purchase Agreement and White Lion RRA, (ii) up to 2,225,000 shares of Common Stock issuable upon exercise of the Warrants and (iii) the shares issued or that will be issued pursuant to the Subscription Agreements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Contingencies

From time to time, the Company is or may be party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the Company’s consolidated financial statements.

In some instances, the Company may be required to indemnify its licensors for the costs associated with any such adversarial proceedings or litigation. Third parties may assert infringement claims against the Company, its licensors or its strategic collaborators based on existing patents or patents that may be granted in the future, regardless of their merit. There is a risk that third parties may choose to engage in litigation or other adversarial proceedings with the Company, its licensors or its strategic collaborators to enforce or otherwise assert their patent rights.

Collaboration Agreement

On October 29, 2021, Eureka, entered into a Collaboration Agreement with Imugene Ltd, a clinical stage immune-oncology company to evaluate Imugene’s CF33-CD19t, its oncolytic virus onCARlytics technology in combination with Eureka’s CD19 ARTEMIS® T-cell therapy for the treatment of solid tumors.

On June 28, 2022, as part of the Separation, Eureka contributed and assigned the Collaboration Agreement to Estrella. Pursuant to the Collaboration Agreement, Estrella and Imugene have each granted to the other a royalty free, non-exclusive, worldwide license, with the right to grant and authorize sublicenses, to their respective technologies to conduct the research activities each is responsible for performing under the research plan set forth in the Collaboration Agreement. The research plan is required to be reviewed no less frequently than every six to eight months by a joint steering committee comprised of participants from each of Estrella and Imugene.

Allocation of Costs, unless otherwise agreed by the Parties in connection with a given Research Plan and associated Research Budget:

(a)     Eureka Costs: Eureka will be responsible for all FTE and other internal costs incurred in the performance of all Eureka Research Activities, as defined in the Collaboration Agreement;

(b)    Imugene Costs: Imugene will be responsible for all FTE and other internal costs incurred in the performance of all Imugene Research Activities, as defined in the Collaboration Agreement; and

(c)     Joint Costs: Eureka and Imugene will share equally (50:50) the out-of-pocket costs set forth in the applicable Research Budget plus Allowable Overruns, as defined in the Collaboration Agreement. If either Party incurs out-of-pocket costs in excess of the amount budgeted therefor in the applicable Research Budget plus Allowable Overruns, then the other Party will not be responsible for its 50% share to the extent in excess of such budgeted amount plus Allowable Overruns, unless the joint steering committee (“JSC”) approves such excess costs (either before or after such costs have been incurred).

The research plan under the Collaboration Agreement was completed as of August 30, 2023. The Company and Eureka recorded the costs associated with the Collaboration Agreement as research and development expenses in the amount of $0, for the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024.

On May 15, 2023, Estrella assigned a cost reimbursement receivable of $27,169 from Imugene under the Collaboration Agreement to Eureka. There was no impact on Estrella’s statements of operations.

Note 4 — Commitments and contingencies

Manufacturing Commitment

On June 28, 2022, Eureka and the Company entered into the License Agreement under which Eureka granted to the Company a license under certain intellectual property controlled by Eureka for exploitation by the Company in the Company’s territory under the License Agreement (the “Licensed Territory”). Eureka will be solely responsible for the manufacture and supply of clinical quantities of the licensed products and final filled and finished (including packaged) drug product form of the licensed products for development and commercialization purposes in the field both in the Licensed Territory and elsewhere. Refer to Note 5.

Equity Financing Commitment

On April 20, 2023, UPTD entered into a Common Stock purchase agreement (as amended on April 26, 2023 and from time to time, the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion. Pursuant to the Common Stock Purchase Agreement, following the Closing, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $50 million in aggregate gross purchase price of newly issued shares of Common Stock of the Company, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement, including, among others, the initial and any subsequent registration statement for the Equity Line Shares being declared effective by the SEC and remaining effective during the term of the Common Stock Purchase Agreement. In addition, under Nasdaq listing rules, the Company is not permitted to issue any Equity Line Shares under the Common Stock Purchase Agreement if such issuance would equal 20% or more of the Company’s outstanding common stock without obtaining majority approval by our stockholders, which had not been obtained as of the date hereof. On December 28, 2023, the Company’s registration statement on Form S-1 related to the Equity Line Shares was declared effective by the SEC. As of September 30, 2025, 70,000 Equity Line Shares have been issued to White Lion pursuant to the Common Stock Purchase Agreement for an aggregate consideration of $79,491.

On December 5, 2024, the Company entered into Amendment No. 2 (the “Amendment”) to the Common Stock Purchase Agreement dated April 20, 2023, as previously amended on April 26, 2023 (the “Purchase Agreement”), with White Lion. pursuant to which the Company may sell and issue up to $50 million of its common stock to White Lion from time to time, subject to certain terms and conditions.

The Amendment extends the term of the Purchase Agreement from December 30, 2024 to December 30, 2025. Additionally, the Amendment adds a new “Rapid Purchase” mechanism allowing for expedited settlement of share purchases compared to the standard purchase process under the original agreement. Under this new mechanism, the Company may deliver Rapid Purchase Notices to White Lion by 11:00 a.m. New York time on any business day when the Company’s common stock is not trading on an over-the-counter market, with concurrent delivery of the subject shares via DWAC to White Lion’s brokerage account. The purchase price for Rapid Purchases will be the lowest traded price of the Company’s common stock on the Rapid Purchase Notice date, with White Lion required to wire payment by 5:00 p.m. New York time on the following business day.

For Rapid Purchases, the maximum number of shares the Company can require White Lion to purchase is limited to the lesser of (i) 20% of the average daily trading volume or (ii) the investment limit divided by the highest closing price over the previous five business days, though White Lion may waive these limitations. Each Rapid Purchase remains subject to the $1,000,000 maximum purchase amount applicable to regular purchases under the Purchase Agreement.

Registration Rights

In connection with the Securities Purchase Agreements entered into with the Selling Stockholders on or about May 30, 2025 and June 1, 2025, the Company agreed to file a registration statement (of which this prospectus is a part) to register the resale of the Shares of Common Stock purchased by the Selling Stockholders. The Company also agreed to register the resale of any additional shares of Common Stock, or “True-Up Securities,” that may be issuable pursuant to the true-up mechanism in such agreements. The Company agreed to cause such registration statement to be declared effective within a reasonable period of time after the filing thereof.

Contingencies

From time to time, the Company is or may be party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the Company’s unaudited condensed consolidated financial statements.

In some instances, the Company may be required to indemnify its licensors for the costs associated with any such adversarial proceedings or litigation. Third parties may assert infringement claims against the Company, its licensors or its strategic collaborators based on existing patents or patents that may be granted in the future, regardless of their merit. There is a risk that third parties may choose to engage in litigation or other adversarial proceedings with the Company, its licensors or its strategic collaborators to enforce or otherwise assert their patent rights.